Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events [Text Block]
10.   Subsequent Events

July 2012 Private Placement

In early July 2012, the Company entered into Securities Purchase Agreements (collectively, the “Purchase Agreement”) with certain investors (the “Investors”) for the private placement of shares of the Company’s common stock and warrants to purchase shares of the Company’s common stock, at a purchase price of $1.10 per unit  (the “Financing Transaction”).  Each unit consisted of one share of common stock and a warrant (an “Investor Warrant”) to purchase one-half share of common stock.  The pricing for the Financing Transaction was set by the Company on June 25, 2012. As part of the Financing Transaction, the Company also entered into Registration Rights Agreements with the Investors (collectively, the “Registration Rights Agreement”), pursuant to which the Company agreed to file a registration statement with the SEC covering the resale of the shares of common stock issued to the Investors under the Purchase Agreement and the shares of common stock that are issuable to the Investors upon exercise of the Investor Warrants.  The Company filed that registration statement on August 13, 2012.

In the Financing Transaction, the Company sold to the Investors approximately 5.5 million shares of common stock, together with Investor Warrants to purchase approximately 2.7 million shares of common stock, for aggregate gross proceeds of $6,000,000.  Each Investor Warrant is exercisable for five years from the date of issuance and has an exercise price of $1.45 per share, subject to adjustment as provided therein.  Non-employee directors of the Company invested a total of $269,980 in the Financing Transaction. The Company’s placement agent for the Financing Transaction, and its sub-placement agents, earned commissions of approximately $480,000 as well as warrants to purchase approximately 0.4 million shares of the Company’s common stock (the “Placement Agent Warrants”). The Placement Agent Warrants have the same terms and conditions as the Investor Warrants, except that the Placement Agent Warrants have an exercise price of $1.10 per share. In connection with the Financing Transaction, the Company entered into registration rights agreements with the Investors pursuant to which the Company agreed to prepare and file a registration statement with the SEC under the Securities Act of 1933 (the “Securities Act”) covering the resale of the shares of common stock and the shares of common stock underlying the warrants that we issued in the financing.  The Company will bear the costs, including legal and accounting fees, associated with the registration of those shares.  Once the registration statement is filed, the Company will be required to use commercially reasonable efforts to have the registration statement declared effective as soon as practicable.  In the event the registration statement is not filed on or prior to the filing deadline set forth in the registration rights agreements, the registration statement is not declared effective by the SEC on or prior to the effectiveness deadline set forth in the registration rights agreements, or if the Company fails to continuously maintain the effectiveness of the registration statement (with certain permitted exceptions), the Company will incur certain liquidated damages to the Investors, up to a maximum amount of 6% of the investor’s investment in the Financing Transaction.

At June 30, 2012, the Company had received funds from prospective investors in the Financing Transaction totaling $989,520 associated with the Financing Transaction. However, the Company and these investors did not enter into a Securities Purchase Agreement until early July 2012.  Therefore, the $989,520 was reflected in the cash and cash equivalents balance and as a current liability classified as deposits in the Company’s June 30, 2012 condensed balance sheet.  The table below reflects, on a pro forma basis, the impact of the Financing Transaction on the Company’s condensed balance sheet as if it had occurred on June 30, 2012:

	As of June 30, 2012
		Pro Forma	Pro Forma
	Actual	Adjustment	As Adjusted
ASSETS
Cash	$1,222,955	$4,530,480	$5,753,435
All other assets	3,611,372	-	3,611,372
Total assets	$4,834,327	$4,530,480	$9,364,807

LIABILITIES AND STOCKHOLDERS' DEFICIT
Current liabilities	$8,614,916	$(989,520)	$7,625,396
Long-term liabilities	6,952,945	-	6,952,945
Total liabilities	15,567,861	(989,520)	14,578,341

Common stock	422,735	54,545	477,280
Additional paid-in capital	54,385,943	5,465,455	59,851,398
Treasury stock	(1,679,234)	-	(1,679,234)
Accumulated deficit	(63,862,978)	-	(63,862,978)
Total stockholders' deficit	(10,733,534)	5,520,000	(5,213,534)
Total liabilities and stockholders' deficit	$4,834,327	$4,530,480	$9,364,807

13. Subsequent Events

2011Unit Offering (Note 8)

On February 24, 2012, the Company ended its unit offering. In the unit offering, the Company sold approximately 54.3 units in the aggregate, of which approximately 38 units were sold subsequent to December 31, 2011. In connection with the approximately 38 units sold subsequent to year-end, the Company issued 2011 Unit Offering Notes in the aggregate principal amount of $3,805,500 and warrants to purchase 1,902,750 shares of common stock.

Modification of Terms of BSC Notes (Note 6)

Effective February 2, 2012, the Company entered into a loan modification with BSC pursuant to which (i) interest accrued under each of the BSC Notes as of February 2, 2012 was added to the principal balance of the note, (ii) beginning February 2, 2012, the interest rate of each of the BSC Notes was reduced from 10% per annum to 0%, and (iii) the maturity date of each of the BSC Notes was extended by three years (until October through December 2014). As such, relying upon guidance in ASC 470-10, the outstanding aggregate loan balance and the related accrued interest, as of December 31, 2011 have been classified as long-term liabilities in the accompanying balance sheets. As of February 2, 2012, the outstanding aggregate loan balance, including principal and interest, owed to Boston Scientific was $4,338,601.

Modification of Terms of BSC Neuro Agreement (Note 5)

In connection with the February 2012 modification of the BSC Notes, the Company and BSC Neuro also amended the terms of the BSC Neuro Agreement. The amended BSC Neuro Agreement reduces the aggregate future milestone-based payments the Company could receive from $1,600,000 to $800,000, and it reduces the prospective royalty payments the Company could receive on net sales of licensed products. In addition, the amended BSC Neuro Agreement requires the Company to meet certain net working capital targets, be current on its payroll obligations, and not suffer an event of default under any indebtedness for borrowed money, in each case while the BSC Notes remain outstanding. If the Company does not meet those requirements while the BSC Notes are outstanding, the Company will be required to assign certain patents and patent applications to BSC Neuro. However, upon any such assignment to BSC Neuro, BSC Neuro will grant to the Company an exclusive, royalty-free, perpetual worldwide license to the same patents and patent applications in all fields of use other than neuromodulation and implantable medical leads for cardiac applications.